Shareholder Report	12 Months Ended		13 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Merrimack Street Trust
Entity Central Index Key	0001562565
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Fidelity Systematic Municipal Bond Index ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Systematic Municipal Bond Index ETF
Class Name	Fidelity® Systematic Municipal Bond Index ETF
Trading Symbol	FMUN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Systematic Municipal Bond Index ETF for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Systematic Municipal Bond Index ETF	$ 7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Tax-exempt municipal bonds achieved a small gain for the 12 months ending June 30, 2025. Although the U.S. Federal Reserve's mid-September pivot to cutting its policy interest rate was supportive of muni bond prices through November 2024, returns were subsequently crimped by tariff policy uncertainty that clouded the picture for future rate cuts, as well as by unfavorable supply/demand muni market dynamics.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include credit quality, duration, key rate durations and other factors.
•Differences in the way fund holdings and index holdings were priced modestly detracted from the fund's performance versus the benchmark. Fund holdings were priced by a third-party pricing service and validated daily by Fidelity Management and Research's (FMR) fair-value processes. Securities within the index, however, were priced by the index provider. Effective April 4, 2025, the ETF and its new benchmark use the same pricing source.
•Trading costs associated with the purchases and sale of municipal securities slightly detracted from relative performance as well.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 11, 2019 through June 30, 2025. Initial investment of $10,000. Fidelity® Systematic Municipal Bond Index ETF $10,146 $10,518 $9,544 $9,796 $10,091 $10,163 Fidelity Systematic U.S. Municipal Bond Index $10,146 $10,518 $9,544 $9,796 $10,075 $10,199 Bloomberg Municipal Bond Index $10,410 $10,843 $9,914 $10,230 $10,558 $10,676 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund B Fidelity® Systematic Municipal Bond Index ETF - NAV A 0.71% 0.03% 0.27% Fidelity Systematic U.S. Municipal Bond IndexC 1.23% n/a n/a Bloomberg Municipal Bond Index 1.11% 0.51% 1.10% A Returns prior to the conversion are those of the former corresponding fundB From July 11, 2019 C From May 30, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jul. 11, 2019	May 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 164,547,238	$ 164,547,238	$ 164,547,238
Holdings Count | shares	1,171	1,171	1,171
Advisory Fees Paid, Amount	$ 111,349
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$164,547,238
Number of Holdings	1,171
Total Advisory Fee	$111,349
Portfolio Turnover	69%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 35.9 Transportation 17.5 Special Tax 13.2 Health Care 10.1 Water & Sewer 6.5 Electric Utilities 6.4 Education 5.0 Others(Individually Less Than 5%) 3.7 98.3 AAA 8.2 AA 56.2 A 30.5 BBB 2.9 BB 0.1 CCC,CC,C 0.0 Not Rated 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 8.2 AA - 56.2 A - 30.5 BBB - 2.9 BB - 0.1 CCC,CC,C - 0.0 Not Rated - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) California 21.5 New York 19.1 Texas 5.8 Illinois 4.9 New Jersey 4.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® Municipal Bond Index Fund converted to Fidelity® Systematic Municipal Bond Index ETF on April 4, 2025. The ETF is managed to a new proprietary index, Fidelity® Systematic U.S. Municipal Bond Index. The ETF's principal investment strategies and principal investment risks reflect the ETF structure and new index.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec